Marketable Securities - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2021 CAD ($)
Marketable Securities Disclosure [Abstract]
Proceeds from disposition of marketable securities	$ 29.9
Gain on disposition of marketable securities	$ 20.2